Investments in associates (Tables)	12 Months Ended
Dec. 31, 2020
Interest In Other Entities [Abstract]
Disclosure of interests in associates
The following table provides aggregated summarized financial information for the group’s associates as it relates to the amounts recognized in the group income statement and on the group balance sheet.

					$ million
		Income statement			Balance sheet
		Earnings from associates - after interest and tax			Investments in associates
	2020	2019	2018	2020	2019
Rosneft	(229)	2,295	2,283	11,808	12,927
Other associates	128	386	573	7,167	7,407
	(101)	2,681	2,856	18,975	20,334
The following table provides summarized financial information relating to Rosneft. This information is presented on a 100% basis and reflects adjustments made by bp to Rosneft’s own results in applying the equity method of accounting. bp adjusts Rosneft’s results for the accounting required under IFRS relating to bp’s purchase of its interest in Rosneft and the amortization of the deferred gain relating to the disposal of bp’s interest in TNK-BP.

			$ million
			Gross amount
	2020	2019	2018
Sales and other operating revenues	82,786	134,046	131,322
Profit before interest and taxation	1,270	17,473	18,886
Finance costs	1,742	1,281	2,785
Profit (loss) before taxation	(472)	16,192	16,101
Taxation	208	3,058	2,957
Non-controlling interests	482	1,514	1,585
Profit (loss) for the year	(1,162)	11,620	11,559
Other comprehensive income	1,653	572	2,086
Total comprehensive income	491	12,192	13,645
Non-current assets	175,978	161,327
Current assets	42,459	38,657
Total assets	218,437	199,984
Current liabilities	49,781	44,459
Non-current liabilities	96,727	79,327
Total liabilities	146,508	123,786
Net assets	71,929	76,198
Less: non-controlling interests	10,897	10,744
	61,032	65,454
Transactions between the group and its associates are summarized below.

						$ million
Sales to associates		2020		2019		2018
Product	Sales	Amount receivable at 31 December	Sales	Amount receivable at 31 December	Sales	Amount receivable at 31 December
LNG, crude oil and oil products, natural gas	855	169	1,544	243	2,064	393

						$ million
Purchases from associates		2020		2019		2018
Product	Purchases	Amount payable at 31 December	Purchases	Amount payable at 31 December	Purchases	Amount payable at 31 December
Crude oil and oil products, natural gas, transportation tariff	4,926	1,280	9,503	1,641	14,112	2,069

Summarized financial information of associates
17. Investments in associates – continued
Summarized financial information for the group’s share of associates is shown below.

									$ million
									bp share
			2020			2019			2018
	Rosneft[a]	Other	Total	Rosneft[a]	Other	Total	Rosneft[a]	Other	Total
Sales and other operating revenues	17,535	5,946	23,481	26,474	7,934	34,408	25,936	9,134	35,070
Profit before interest and taxation	295	276	571	3,451	788	4,239	3,730	1,150	4,880
Finance costs	372	80	452	253	87	340	550	78	628
Profit (loss) before taxation	(77)	196	119	3,198	701	3,899	3,180	1,072	4,252
Taxation	51	67	118	604	315	919	584	499	1,083
Non-controlling interests	101	1	102	299	—	299	313	—	313
Profit (loss) for the year	(229)	128	(101)	2,295	386	2,681	2,283	573	2,856
Other comprehensive income	336	(19)	317	113	(25)	88	412	(1)	411
Total comprehensive income	107	109	216	2,408	361	2,769	2,695	572	3,267
Non-current assets	33,754	11,449	45,203	31,862	11,504	43,366
Current assets	8,238	1,749	9,987	7,635	1,924	9,559
Total assets	41,992	13,198	55,190	39,497	13,428	52,925
Current liabilities	9,535	1,346	10,881	8,781	1,908	10,689
Non-current liabilities	18,558	4,709	23,267	15,667	4,577	20,244
Total liabilities	28,093	6,055	34,148	24,448	6,485	30,933
Net assets	13,899	7,143	21,042	15,049	6,943	21,992
Less: non-controlling interests	2,091	—	2,091	2,122	—	2,122
	11,808	7,143	18,951	12,927	6,943	19,870
Group investment in associates
Group share of net assets (as above)	11,808	7,143	18,951	12,927	6,943	19,870
Loans made by group companies to associates	—	24	24	—	464	464
	11,808	7,167	18,975	12,927	7,407	20,334
[a] In 2014-2019, Rosneft adopted hedge accounting in relation to a portion of highly probable future export revenue denominated in US dollars. Foreign exchange gains and losses arising on the retranslation of borrowings denominated in currencies other than the Russian rouble and designated as hedging instruments were recognized initially in other comprehensive income, and were reclassified to the income statement as the hedged revenue was recognized.